Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Financial Instruments
The following table summarizes the terms of our derivative financial instruments as of September 30, 2023:

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
Foreign Currency Forwards:
Denominated in CAD (1)	$132,350,000	1.3273	July 5, 2023	April 12, 2024
Denominated in CAD (1)	$137,680,000	1.3768	October 12, 2022	October 12, 2023 (2)

(1)	Notional amounts shown are denominated in CAD.
(2)
On October 11, 2023, we rolled this hedge without any cash settlement, effectively extending the maturity date to November 9, 2023 at a strike rate of 1.3766, and notional of $137,664,000 CAD. On November 9, 2023, we rolled this hedge without any cash settlement, effectively extending the maturity date to November 16, 2023 at a strike rate of 1.3767, and notional of $137,669,000 CAD.

The following table summarizes the terms of our derivative financial instruments as of December 31, 2022:

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000,000	1.75%	June 1, 2022	June 30, 2023
SOFR Cap	$125,000,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
Foreign Currency Forwards:
Denominated in CAD (1)	$125,925,000	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD (1)	$137,680,000	1.3768	October 12, 2022	October 12, 2023

(1)	Notional amount shown is denominated in CAD.

The following table summarizes the terms of our derivative financial instruments as of December 31, 2022:

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000,000	1.75%	June 1, 2022	June 30, 2023
SOFR Cap	$125,000,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
Foreign Currency Forwards:
Denominated in CAD (1)	$125,925,000	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD (1)	$137,680,000	1.3768	October 12, 2022	October 12, 2023

(1)	Notional amounts shown are denominated in CAD.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2021:

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Swap:
LIBOR Swap	$235,000,000	1.79%	June 15, 2019	February 15, 2022
Foreign Currency Forwards:
Denominated in CAD (1)	$125,925,000	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD (1)	$122,020,000	1.2202	May 6, 2021	April 12, 2022

(1)	Notional amounts shown are denominated in CAD

Schedule of Fair Value of Derivative Financial Instruments and Classification In Consolidated Balance Sheets
The following table presents a gross presentation of the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of September 30, 2023 and December 31, 2022:

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	September 30, 2023	December 31, 2022
Interest Rate Derivatives
Other assets	$6,418,387	$9,681,298
Foreign Currency Hedges
Other assets	$2,202,304	$6,971,265
Accounts payable and accrued liabilities	$(1,394,714)	$(1,776,371)

The following table presents the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of December 31, 2022 and 2021:

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	December 31, 2022	December 31, 2021
Interest Rate Derivatives
Accounts payable and accrued liabilities	$—	$490,341
Other assets	$9,681,298	$—
Foreign Currency Hedges
Other assets	$6,971,265	$4,261,100
Accounts payable and accrued liabilities	$(1,776,371)	$—

Summary of Effect of Derivative Financial Instruments on Consolidated Statements of Operations
The following tables presents the effect of our derivative financial instruments on our consolidated statements of operations for the periods presented:

	Gain (loss) recognized in OCI		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from accumulated other comprehensive income
	For the three months ended September 30,
Type	2023	2022		2023	2022
Interest rate swaps	—	—	Interest expense	—	47,320
Interest rate caps	162,303	2,591,329	Interest expense	801,790	(306,370)
Foreign currency forwards	1,243,128	3,474,253	N/A	—	—

	$1,405,431	$6,065,582		$801,790	$(259,050)

	Gain (loss) recognized in OCI		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from accumulated other comprehensive income
	For the nine months ended September 30,
Type	2023	2022		2023	2022
Interest rate swaps	—	(2,793)	Interest expense	50,587	(351,611)
Interest rate caps	1,532,815	3,843,967	Interest expense	3,065,021	(569,925)
Foreign currency forwards	189,267	4,152,494	N/A	—	—

	$1,722,082	$7,993,668		$3,115,608	$(921,536)

The following table presents the effect of our derivative financial instruments on our consolidated statements of operations for the periods presented:

	Gain (loss) recognized in OCI for the Year Ended December 31,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the Year Ended December 31,
Type	2022	2021		2022	2021	2020
Interest Rate Swaps	$(2,793)	$(124,163)	Interest expense	$(304,670)	$(3,818,917)	$(3,557,950)
Interest Rate Caps	4,480,001	(955)	Interest expense	(139,888)	(473,148)	(371,051)
Foreign Currency Forwards	3,354,899	(394,417)	N/A	—	—	—

	$7,832,107	$(519,535)		$(444,558)	$(4,292,065)	$(3,929,001)